Income tax benefit/(expense) - Disclosure of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT TAX
Current income tax charge	€ (2,595)	€ (931)	€ (1,029)
Adjustments in respect of current income tax of previous year	(119)	(175)	97
DEFERRED TAX
Relating to origination and reversal of temporary differences	1,953	(1,695)	2,468
INCOME TAX BENEFIT/(EXPENSE)	€ (761)	€ (2,800)	€ 1,536